SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 43,329,000	$ 36,977,000
Stock based compensation	9,680,000	9,291,000
Research and development costs	2,409,000	1,411,000
Valuation allowance	(55,418,000)	(47,679,000)
Net non-current deferred tax asset